PARTNERSHIP CAPITAL (Tables)	6 Months Ended
Jun. 30, 2024
Equity [abstract]
Disclosure of classes of share capital
(a) Special General and Limited Partnership Capital

	Special General Partner Units
US$ MILLIONS, EXCEPT UNIT INFORMATION	As of and for the six-month period ended June 30, 2024		As of and for the 12-month period ended December 31, 2023
	Carrying Value	Units	Carrying Value	Units
Opening balance	$19	2,400,631	$19	2,400,631
Ending balance	$19	2,400,631	$19	2,400,631

	Limited Partnership Units
US$ MILLIONS, EXCEPT UNIT INFORMATION	As of and for the six-month period ended June 30, 2024		As of and for the 12-month period ended December 31, 2023
	Carrying Value	Units	Carrying Value	Units
Opening balance	$6,196	461,343,972	$6,092	458,380,315
Conversion from RPU to LP	—	—	100	3,287,267
Unit issuance	6	194,312	12	416,225
Units repurchased and cancelled	—	—	(12)	(908,674)
Conversions	2	120,600	4	168,839
Ending balance	$6,204	461,658,884	$6,196	$461,343,972
(b) Non-controlling interest – Redeemable Partnership Units held by Brookfield

US$ MILLIONS, EXCEPT UNIT INFORMATION	As of and for the six-month period ended June 30, 2024		As of and for the 12-month period ended December 31, 2023
	Carrying Value	Units	Carrying Value	Units
Opening balance	$2,628	190,299,956	$2,728	193,587,223
Conversion of RPU to LP	—	—	(100)	(3,287,267)
Ending balance	$2,628	190,299,956	$2,628	190,299,956
(c) Non-controlling interest – BIPC exchangeable shares

US$ MILLIONS, EXCEPT UNIT INFORMATION	As of and for the six-month period ended June 30, 2024		As of and for the 12-month period ended December 31, 2023
	Carrying Value	Shares	Carrying Value	Shares
Opening balance	$2,512	131,872,066	$1,757	110,567,671
Issued in conjunction with the acquisition of Triton	—	—	751	21,094,441
Conversions	1	119,046	4	209,954
Ending balance	$2,513	131,991,112	$2,512	$131,872,066
Non-controlling interest – Exchangeable Units

US$ MILLIONS, EXCEPT UNIT INFORMATION	As of and for the six-month period ended June 30, 2024		As of and for the 12-month period ended December 31, 2023
	Carrying Value	Units	Carrying Value	Units
Opening balance	$393	6,086,026	$401	6,464,819
Conversions	(3)	(239,646)	(8)	(378,793)
Ending balance(1)	$390	5,846,380	$393	$6,086,026
1.Includes non-controlling interest attributable to Exchange LP unitholders and BIPC exchangeable LP unitholders.
(e) Non-controlling interest - Perpetual Subordinated Notes

	Perpetual Subordinated Notes
US$ MILLIONS, EXCEPT UNIT INFORMATION	As of and for the six-month period ended June 30, 2024	As of and for the 12-month period ended December 31, 2023
Opening balance	$293	$293
Issued for cash	—	—
Ending balance	$293	$293
Preferred Unitholders’ Capital

US$ MILLIONS, EXCEPT UNIT INFORMATION	As of and for the six-month period ended June 30, 2024		As of and for the 12-month period ended December 31, 2023
	Carrying Value	Units	Carrying Value	Units
Opening balance	$918	43,901,312	$918	43,901,312
Repurchased and cancelled	—	—	—	—
Ending balance	$918	43,901,312	$918	43,901,312